SERIES 1A PREFERRED STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Series 1A Preferred Stock

NOTE 13. SERIES 1A PREFERRED STOCK

Series 1A Preferred Stock – Tranche 1 Closing

On September 22, 2020, the Company entered into a securities purchase agreement (“Series 1A SPA”) with Crowdex, for the private placement of up to $5,000,000 of the Company’s newly designated Series 1A Convertible Preferred Stock (“Series 1A Preferred Stock”).

Each share of Series 1A Preferred Stock has an original issue price of $1,000 per share. Shares of the Series 1A Preferred Stock are convertible into common stock at a fixed conversion price equal to $0.0001 per common share, subject to standard ratable anti-dilution adjustments.

Outstanding shares of Series 1A Preferred Stock are entitled to vote together with the holders of common stock as a single class (on an as-converted to common stock basis) on any matter presented to the stockholders of the Company for their action or consideration at any meeting of stock holders (or written consent of stockholders in lieu of meeting).

Holders of the Series 1A Preferred Stock are not entitled to any fixed rate of dividends. If the Company pays a dividend or otherwise makes a distribution payable on shares of common stock, holders of the Series 1A Preferred Stock will receive such dividend or distribution on an as-converted to common stock basis. There are no specified redemption rights for the Series 1A Preferred Stock. Upon liquidation, dissolution or winding up, holders of Series 1A Preferred Stock will be entitled to be paid out of our assets, prior to the holders of our common stock, an amount equal to $1,000 per share plus any accrued but unpaid dividends (if any) thereon.

The Company sold 2,000 shares of Series 1A Preferred Stock to Crowdex in exchange for $2,000,000 of gross proceeds at an initial closing under the Series 1A SPA on September 22, 2020.

In November 2020, Crowdex converted 1,200 shares of outstanding Series 1A Preferred Stock into 12,000,000,000 shares of common stock.

On December 31, 2020 the Company sold 500 shares of Series 1A Preferred Stock to Crowdex in exchange for the cancellation of the Crowdex Note issued on November 27, 2020. There were no additional cash proceeds from this closing.

On January 4, 2021, the Company entered into a securities purchase agreement (“Series 1ATranche 2 SPA”) with TubeSolar AG, a developer of photovoltaic thin-film tubes to enable additional application opportunities in solar power generation compared to conventional solar modules (“TubeSolar”). Pursuant to the Series 1A Tranche 2 SPA, the Company sold 2,500 shares of Series 1A Preferred Stock to TubeSolar and received $2,500,000 of gross proceeds on January 5, 2021. During the three months ended September 30, 2021, TubeSolar converted 100 shares of Series 1A Preferred Stock into 1,000,000,000 shares of common stock.

NOTE 15. SERIES 1A PREFERRED STOCK

Series 1A Preferred Stock – Tranche 1 Closing

On September 22, 2020, the Company entered into a securities purchase agreement (“Series 1A SPA”) with Crowdex, for the private placement of up to $5,000,000 of the Company’s newly designated Series 1A Convertible Preferred Stock (“Series 1A Preferred Stock”).

The Company sold 2,000 shares of Series 1A Preferred Stock to Crowdex in exchange for $2,000,000 of gross proceeds at an initial closing under the Series 1A SPA on September 22, 2020.

In November 2020, Crowdex converted 1,200 shares of outstanding Series 1A Preferred Stock into 12,000,000,000 shares of Common Stock.

On December 31, 2020 the Company sold 500 shares of Series 1A Preferred Stock to Crowdex in exchange for the cancellation of the Crowdex Note issued on November 27, 2020. There were no additional cash proceeds from this closing.